Cash Flow Information (Tables)	12 Months Ended
Mar. 31, 2026
Supplemental Cash Flow Elements [Abstract]
Summary of Cash, Cash Equivalents and Restricted Cash
The following table provides information about Cash, Cash Equivalents and Restricted Cash which are included in the Company’s consolidated balance sheets as of March 31, 2025 and 2026, respectively.

	Millions of yen
	2025	2026
Cash and Cash Equivalents	¥1,206,573	¥1,334,945
Restricted Cash	115,410	116,154

Cash, Cash Equivalents and Restricted Cash	¥1,321,983	¥1,451,099

Cash Payments	Cash payments during fiscal 2024, 2025 and 2026 are as follows:

	Millions of yen
	2024	2025	2026
Cash payments:
Interest	¥182,633	¥168,101	¥188,625
Income taxes, net *	3,507	113,122	—